Note 8 - Income Taxes - Reconciliation of Income Tax Rate (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Computed (expected tax rate)	21.00%	31.50%
State income taxes (net of federal tax benefit)	3.20%	2.90%
State tax credits	0.70%	(4.80%)
Federal credits	1.00%	(6.80%)
Manufacturer’s deduction		0.40%
Addition to uncertain tax positions	1.00%	2.00%
Difference between statutory and actual rate		(10.50%)
Other permanent differences not deductible	(0.20%)	(3.70%)
Change in valuation allowance	(0.20%)	22.60%
Return to provision federal	(0.10%)	(4.50%)
Tax rate change		(42.10%)
Other	(0.50%)	(2.10%)
Effective income tax rate	25.90%	(15.10%)